Share-based compensation - Geely Auto Share Incentive Plan - Service-based options - Assumptions (Details) - Employee Stock Option	12 Months Ended
	Dec. 31, 2023 $ / shares	Dec. 31, 2021 $ / shares
Share-based compensation
Grant date fair value of the underlying share (HKD per share)	$ 9.34	$ 31.2
Exercise price (HKD per share)	$ 9.56	$ 32.7
Expected term	8 years	7 years
Expected volatility	46.20%	48.66%
Expected dividend yield	1.49%	2.00%
Risk free rate	3.74%	0.55%
Exercise multiple	1.5	2.8
Expected forfeit rate	7.00%	8.30%